Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,476)	$ (2,401)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	46	47
Interest cost	84	102
Expected return on plan assets	(141)	(147)
Current year amortization of: Actuarial losses	15	16
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1)	(1)
Regulatory assets (liability)	25	20
Settlement, curtailments	0	1
Net Periodic Benefit Cost, Total	28	38
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	4
Interest cost	10	14
Expected return on plan assets	(1)	(2)
Current year amortization of: Actuarial losses	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Regulatory assets (liability)	0	(5)
Settlement, curtailments	0	0
Net Periodic Benefit Cost, Total	$ 14	$ 11